ADVANCE PAYMENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Advance Payments [Abstract]
Advance Payments Disclosure [Text Block]

NOTE 4 — ADVANCE PAYMENTS

Advance payments represent payments made to suppliers for goods and materials that have not been received. Advance payments are also reviewed periodically by the Company to determine whether their carrying value has become impaired. Historically, the Company has not experienced any losses as a result of these advances. As of March 31, 2015 and September 30, 2014, the Company had $600,413 and $2,189,956 of advance payments that related to payments for purchasing navel oranges from other parties as well as packaging materials and utilities.

NOTE 4 — ADVANCE PAYMENTS

Advance payments represent payments made to suppliers for goods and materials that have not been received. Advance payments are also reviewed periodically by the Company to determine whether their carrying value has become impaired. Historically, the Company has not experienced any losses as a result of these advances. As of September 30, 2014 and 2013, the Company had $2,189,956 and $24,438 of advance payments that related to payments for purchasing navel oranges from other parties as well as packaging materials and utilities.